Equity (Details) - USD ($)							12 Months Ended
		Jun. 01, 2022	Dec. 07, 2021	Dec. 07, 2021	Dec. 17, 2020	Dec. 01, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2023	May 28, 2020	Sep. 12, 2019
Equity [Line Items]
Authorized ordinary shares	[1]						180,000,000	180,000,000
Authorized preferred shares							100,000,000	100,000,000
Preferred stock par value (in Dollars per share)							$ 0.00005	$ 0.00005
Share split, description							the shareholders of the Company adopted the Second Amended and Restated Articles of Association to effect a 2 for 1 forward share split of the total authorized and issued and outstanding shares of the Company. As a result of the 2 for 1 forward share split, the Company’s total authorized shares are 1,000,000,000 shares comprising of (i) 900,000,000 ordinary shares with a par value of $0.00005 each and (ii) 100,000,000 preferred shares with a par value of $0.00005 each, and the Company’s issued and outstanding ordinary shares increased from 12,400,000 shares to 24,800,000 shares. In addition, all existing shareholders agreed to surrender to the Company as treasury shares, 12.5% of the then outstanding ordinary shares (3,100,000 ordinary shares) for no consideration.
Surrender additional ordinary shares												6,510,000
Percentage of outstanding ordinary shares												30.00%
Description of authorized capital							the authorized share capital of the Company changed from (a) US$50,000 divided into 1,000,000,000 shares with a par value of US$0.00005 per share of which (x) 900,000,000 shares are designated as ordinary shares with a par value of US$0.00005 per share and (y) 100,000,000 shares are designated as preferred shares with a par value of US$0.00005 per share, to (b) US$50,000 divided into 280,000,000 shares of which (x) 180,000,000 shares are designated as ordinary shares with par value of US$0.00025 per share and (y)100,000,000 shares are designated as preferred shares with par value of US$0.00005 per share. The Company’s financial statements have been retroactively stated to reflect the consolidation from the beginning of periods.
Initial public offering ordinary shares						1,013,000
Initial public option share						11,880
Initial public offering price per share (in Dollars per share)						$ 20
Initial Public Offering Price per Value Share						0.00025
Warrants to purchase (in Dollars)										$ 81,991
Warrant exercise price (in Dollars per share)										$ 25
Ordinary share purchase (in Dollars)			$ 120,000		$ 81,991		$ 4,000,000
Warrants issuance of ordinary shares					26,103
Price per share (in Dollars per share)			$ 25	$ 25
Aggregate offering price				120,000
Exercise price (in Dollars per share)				$ 30
Share issued									600,000
Net proceed (in Dollars)									$ 2,000,000
Subscription receivable amounted (in Dollars)									$ 1,000,000
Agreegated shares		36,456
Total stock compensation (in Dollars)							92,960	$ 464,814
Equity, fair value adjustment (in Dollars)							$ 557,777
Price per share of fair value (in Dollars per share)								$ 15.3
After tax percentage							10.00%
Reserve funds interest							50.00%
Restricted net assets (in Dollars)							$ 40,007,340
IPO [Member]
Equity [Line Items]
Initial public offering ordinary shares						5,065,000
Initial public option share						59,400
Initial public offering price per share (in Dollars per share)						$ 4
Initial Public Offering Price per Value Share						0.00005
Underwriting expenses (in Dollars)						$ 17,300,000
Warrants to purchase (in Dollars)										$ 409,952
Warrant exercise price (in Dollars per share)										$ 5
Ordinary share purchase (in Dollars)					$ 409,952
Warrants issuance of ordinary shares					130,312
Private Placement [Member]
Equity [Line Items]
Aggregate offering price				3,000,000
Ordinary Shares [Member]
Equity [Line Items]
Authorized ordinary shares													50,000,000
Authorized preferred shares													50,000,000
Preferred stock par value (in Dollars per share)													$ 0.0001
Board of Directors [Member]
Equity [Line Items]
Ordinary share par value (in Dollars per share)											$ 0.00005
Warrant [Member]
Equity [Line Items]
Aggregate offering price				600,000
Exercise price (in Dollars per share)				$ 6
Share Consolidation [Member]
Equity [Line Items]
Ordinary share par value (in Dollars per share)											$ 0.00025
Investor [Member]
Equity [Line Items]
Ordinary share purchase (in Dollars)			$ 600,000
Price per share (in Dollars per share)			$ 5	$ 5
Share issued									120,000
Jiangsu Siluete [Member]
Equity [Line Items]
Agreegated shares		182,280
Price per share of fair value (in Dollars per share)								$ 3.06

[1]	Shares and per share data are presented on a retroactive basis to reflect the share consolidation effected on October 10, 2023.